LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES
8.  LEASES

As of December 31, 2011, the Company leased its vessel on a bareboat charter to Chevron for a term of eighteen years until 2017.  Chevron had an option to terminate the Initial Charter on March 15, 2009 and has termination options on each of the three subsequent two-year anniversaries thereof.  The next termination option is March 15, 2013.  For each of the remaining optional termination dates Chevron must give the Company (i) non-binding notice of its intent to exercise the option nine months prior to the optional termination date and (ii) irrevocable notice of such exercise six months prior to the optional termination date.  As of April 4, 2012, no such notice had been given by Chevron.

The minimum future revenues to be received on the bareboat charter, which has been accounted for as an operating lease as of December 31, 2011 are as follows:

(in thousands of $)
Year ending December 31,
2012	10,403
2013	2,109
Total minimum lease revenues	12,512

Cost and accumulated depreciation on the Vessel leased to Chevron at December 31, 2011 was $86.7 million (2010: $86.7 million) and $40.4 million (2010: $37.5 million), respectively.